Schedule of Investments (unaudited)
January 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.6%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/26(a)	BRL 18,925	$2,851,511
0.00%, 07/01/26(a)	BRL 22,596	3,174,781
0.00%, 07/01/27(a)	BRL 10,045	1,231,464
0.00%, 01/01/28(a)	BRL 6,129	701,752
0.00%, 07/01/28(a)	BRL 1,000	107,101
0.00%, 01/01/30(a)	BRL 6,376	556,222
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL 5,594	759,829
10.00%, 01/01/35	BRL 4,037	530,962
Series F, 10.00%, 01/01/27	BRL 12,914	2,044,011
Series F, 10.00%, 01/01/29	BRL 14,158	2,105,480
Series F, 10.00%, 01/01/31	BRL 8,144	1,148,051
		15,211,164
Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP 1,520,000	1,384,244
0.00%, 04/01/29(a)	CLP 1,715,000	1,440,240
4.50%, 03/01/26	CLP 615,000	623,586
4.70%, 09/01/30(b)(c)	CLP 2,185,000	2,091,610
5.00%, 10/01/28(b)(c)	CLP 700,000	691,772
5.00%, 03/01/35	CLP 1,900,000	1,792,332
5.30%, 11/01/37(b)	CLP 280,000	267,108
5.80%, 10/01/29(b)	CLP 840,000	849,797
6.00%, 04/01/33(b)	CLP 2,225,000	2,254,171
6.00%, 01/01/43	CLP 1,590,000	1,644,720
6.20%, 10/01/40(b)	CLP 975,000	1,016,588
7.00%, 05/01/34(b)	CLP 505,000	551,314
		14,607,482
China — 14.9%
China Government Bond
2.04%, 02/25/27	CNY 2,460	343,610
2.05%, 04/15/29	CNY 5,550	784,709
2.11%, 08/25/34	CNY 4,160	596,673
2.12%, 06/25/31	CNY 5,090	725,150
2.17%, 08/29/34	CNY 6,000	859,541
2.18%, 08/25/25	CNY 4,210	582,054
2.18%, 08/15/26	CNY 5,490	765,825
2.19%, 09/25/54	CNY 1,500	222,735
2.27%, 05/25/34	CNY 4,750	690,243
2.28%, 11/25/25	CNY 4,930	684,026
2.28%, 03/25/31	CNY 2,470	354,530
2.30%, 05/15/26	CNY 5,260	732,777
2.33%, 08/15/44	CNY 1,350	197,795
2.35%, 02/25/34	CNY 5,180	754,474
2.37%, 01/20/27	CNY 5,070	711,538
2.39%, 11/15/26	CNY 4,780	670,931
2.40%, 07/15/28	CNY 7,010	997,355
2.44%, 10/15/27	CNY 3,970	562,159
2.46%, 02/15/26	CNY 4,040	562,525
2.47%, 07/25/54	CNY 4,150	641,377
2.48%, 04/15/27	CNY 5,530	780,811
2.50%, 07/25/27	CNY 6,610	936,737
2.52%, 08/25/33	CNY 4,750	698,178
2.54%, 12/25/30	CNY 6,730	976,524
2.55%, 10/15/28	CNY 1,430	204,960
2.57%, 05/20/54	CNY 2,840	448,610
2.60%, 09/15/30	CNY 5,780	841,138
2.60%, 09/01/32	CNY 4,570	672,615
Security	Par (000)	Value
China (continued)
2.62%, 04/15/28	CNY 5,650	$807,470
2.62%, 09/25/29	CNY 5,930	859,453
2.62%, 06/25/30	CNY 5,650	821,196
2.64%, 01/15/28	CNY 4,660	665,913
2.67%, 05/25/33	CNY 4,720	700,470
2.67%, 11/25/33	CNY 6,740	1,004,182
2.68%, 05/21/30	CNY 7,500	1,093,213
2.69%, 08/12/26	CNY 5,780	813,796
2.69%, 08/15/32	CNY 4,550	673,348
2.75%, 06/15/29	CNY 4,820	700,570
2.75%, 02/17/32	CNY 3,680	546,126
2.76%, 05/15/32	CNY 6,200	921,615
2.79%, 12/15/29	CNY 5,030	735,415
2.80%, 03/24/29	CNY 4,120	598,409
2.80%, 03/25/30	CNY 4,540	665,441
2.80%, 11/15/32	CNY 3,170	473,828
2.85%, 06/04/27	CNY 7,610	1,086,285
2.88%, 02/25/33	CNY 4,870	734,255
2.89%, 11/18/31	CNY 6,090	911,202
2.91%, 10/14/28	CNY 5,800	842,197
3.00%, 10/15/53	CNY 2,360	401,898
3.01%, 05/13/28	CNY 6,160	893,926
3.02%, 10/22/25	CNY 5,920	826,186
3.02%, 05/27/31	CNY 7,530	1,130,246
3.03%, 03/11/26	CNY 4,550	639,256
3.12%, 12/05/26	CNY 5,060	721,630
3.12%, 10/25/52	CNY 2,890	496,160
3.13%, 11/21/29	CNY 6,810	1,013,491
3.19%, 04/15/53	CNY 4,010	705,158
3.22%, 12/06/25	CNY 3,870	542,203
3.25%, 06/06/26	CNY 6,150	871,161
3.25%, 11/22/28	CNY 5,680	838,674
3.27%, 11/19/30	CNY 7,880	1,197,074
3.28%, 12/03/27	CNY 6,610	962,350
3.29%, 05/23/29	CNY 6,370	949,365
3.32%, 04/15/52	CNY 3,230	574,958
3.53%, 10/18/51	CNY 3,590	659,150
3.72%, 04/12/51	CNY 4,620	870,136
3.81%, 09/14/50	CNY 6,780	1,286,629
		49,233,635
Colombia — 4.3%
Colombian TES
9.25%, 05/28/42	COP 9,650,300	1,808,169
11.50%, 07/25/46	COP 4,346,400	956,104
13.25%, 02/09/33	COP 4,950,500	1,283,981
Series B, 5.75%, 11/03/27	COP 3,445,100	743,144
Series B, 6.00%, 04/28/28	COP 7,576,600	1,604,014
Series B, 6.25%, 11/26/25	COP 1,060,000	247,560
Series B, 6.25%, 07/09/36	COP 4,191,800	656,169
Series B, 7.00%, 03/26/31	COP 6,080,300	1,194,009
Series B, 7.00%, 06/30/32	COP 5,588,600	1,055,860
Series B, 7.25%, 10/18/34	COP 5,575,400	998,961
Series B, 7.25%, 10/26/50	COP 8,366,300	1,195,844
Series B, 7.50%, 08/26/26	COP 6,075,100	1,414,263
Series B, 7.75%, 09/18/30	COP 4,786,500	998,022
		14,156,100
Czech Republic — 4.3%
Czech Republic Government Bond
0.05%, 11/29/29	CZK 15,140	526,859
0.25%, 02/10/27	CZK 22,920	882,454

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic (continued)
0.95%, 05/15/30(c)	CZK 22,000	$789,937
1.00%, 06/26/26(c)	CZK 21,890	870,014
1.20%, 03/13/31	CZK 23,550	836,494
1.50%, 04/24/40	CZK 13,710	392,423
1.75%, 06/23/32	CZK 21,960	783,172
1.95%, 07/30/37	CZK 7,760	250,803
2.00%, 10/13/33	CZK 23,240	819,689
2.40%, 09/17/25(c)	CZK 16,770	685,473
2.50%, 08/25/28(c)	CZK 17,930	712,885
2.75%, 07/23/29	CZK 23,280	924,955
3.00%, 03/03/33	CZK 5,880	226,166
3.50%, 05/30/35	CZK 15,750	619,937
3.60%, 06/03/36	CZK 4,530	177,608
4.20%, 12/04/36(c)	CZK 12,310	511,118
4.50%, 11/11/32	CZK 14,180	605,990
4.90%, 04/14/34	CZK 16,200	711,919
5.00%, 09/30/30	CZK 22,380	982,284
5.50%, 12/12/28	CZK 15,470	682,126
5.75%, 03/29/29	CZK 9,510	424,287
6.00%, 02/26/26	CZK 15,660	662,007
6.20%, 06/16/31	CZK 4,840	226,748
		14,305,348
Dominican Republic — 4.3%
Dominican Republic International Bond
10.75%, 06/01/36(c)	DOP 260,400	4,406,311
11.25%, 09/15/35(c)	DOP 335,050	5,838,631
13.63%, 02/03/33(c)	DOP 204,650	3,940,399
		14,185,341
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF 443,240	1,085,906
1.50%, 04/22/26	HUF 377,630	913,331
1.50%, 08/26/26	HUF 251,080	598,469
2.00%, 05/23/29	HUF 526,810	1,133,299
2.25%, 04/20/33	HUF 498,300	925,374
2.25%, 06/22/34	HUF 140,480	250,103
2.75%, 12/22/26	HUF 307,930	737,804
3.00%, 10/27/27	HUF 471,050	1,104,385
3.00%, 08/21/30	HUF 445,320	960,428
3.00%, 10/27/38	HUF 376,060	636,762
3.00%, 04/25/41	HUF 207,080	329,518
3.25%, 10/22/31	HUF 555,390	1,174,989
4.50%, 03/23/28	HUF 191,140	461,120
4.75%, 11/24/32	HUF 509,720	1,154,525
6.75%, 10/22/28	HUF 645,830	1,660,795
7.00%, 10/24/35	HUF 215,470	560,335
9.50%, 10/21/26	HUF 292,640	784,356
		14,471,499
India — 7.8%
India Government Bond
5.77%, 08/03/30	INR 83,660	921,133
5.79%, 05/11/30	INR 54,280	598,751
5.85%, 12/01/30	INR 61,880	682,359
6.10%, 07/12/31	INR 86,940	965,542
6.45%, 10/07/29	INR 60,690	691,395
6.54%, 01/17/32	INR 79,200	904,251
6.67%, 12/17/50	INR 101,160	1,116,842
6.75%, 12/23/29	INR 27,580	318,433
6.79%, 10/07/34	INR 90,350	1,045,471
6.99%, 12/15/51	INR 84,850	973,416
Security	Par (000)	Value
India (continued)
7.02%, 06/18/31	INR 29,440	$345,405
7.04%, 06/03/29	INR 53,650	628,380
7.06%, 04/10/28	INR 60,440	706,339
7.10%, 04/18/29	INR 89,870	1,049,317
7.10%, 04/08/34	INR 100,800	1,192,120
7.16%, 09/20/50	INR 49,840	583,709
7.17%, 04/17/30	INR 67,880	800,516
7.18%, 08/14/33	INR 129,860	1,540,037
7.18%, 07/24/37	INR 86,100	1,022,196
7.26%, 01/14/29	INR 89,670	1,056,582
7.26%, 08/22/32	INR 84,230	1,001,417
7.26%, 02/06/33	INR 85,220	1,014,380
7.30%, 06/19/53	INR 126,600	1,510,182
7.32%, 11/13/30	INR 33,070	393,339
7.36%, 09/12/52	INR 91,330	1,097,732
7.37%, 10/23/28	INR 33,910	400,364
7.38%, 06/20/27	INR 49,220	577,630
7.41%, 12/19/36	INR 87,930	1,057,359
7.54%, 05/23/36	INR 102,500	1,248,733
7.72%, 06/15/49	INR 41,900	525,016
		25,968,346
Indonesia — 4.8%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR 9,203,000	545,786
5.50%, 04/15/26	IDR 9,213,000	557,373
6.13%, 05/15/28	IDR 8,460,000	508,898
6.25%, 06/15/36	IDR 2,133,000	122,353
6.38%, 08/15/28	IDR 4,920,000	298,239
6.38%, 04/15/32	IDR 13,377,000	791,628
6.38%, 07/15/37	IDR 2,511,000	145,576
6.50%, 07/15/30	IDR 2,883,000	173,767
6.50%, 02/15/31	IDR 11,143,000	666,662
6.63%, 05/15/33	IDR 7,180,000	428,818
6.63%, 02/15/34	IDR 12,175,000	727,333
6.75%, 07/15/35	IDR 3,800,000	228,742
6.88%, 04/15/29	IDR 10,783,000	662,017
7.00%, 05/15/27	IDR 7,078,000	435,970
7.00%, 09/15/30	IDR 10,594,000	651,564
7.00%, 02/15/33	IDR 9,899,000	606,736
7.13%, 06/15/38	IDR 9,774,000	598,874
7.13%, 06/15/42	IDR 8,171,000	498,531
7.13%, 06/15/43	IDR 9,127,000	558,381
7.50%, 08/15/32	IDR 4,536,000	285,274
7.50%, 06/15/35	IDR 6,060,000	382,633
7.50%, 05/15/38	IDR 5,666,000	357,156
7.50%, 04/15/40	IDR 7,068,000	445,332
8.25%, 05/15/29	IDR 5,682,000	365,777
8.25%, 06/15/32	IDR 3,122,000	204,001
8.25%, 05/15/36	IDR 6,917,000	459,917
8.38%, 09/15/26	IDR 8,453,000	530,891
8.38%, 03/15/34	IDR 8,477,000	563,759
8.38%, 04/15/39	IDR 4,300,000	290,473
8.75%, 05/15/31	IDR 5,779,000	385,852
9.00%, 03/15/29	IDR 7,375,000	485,370
9.50%, 07/15/31	IDR 1,606,000	110,881
10.50%, 08/15/30	IDR 2,354,000	167,524
11.00%, 09/15/25	IDR 2,164,000	136,146
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR 4,867,000	290,496
6.38%, 03/15/34	IDR 6,733,000	401,151
6.50%, 06/15/39	IDR 2,829,000	164,842

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
6.63%, 09/15/29	IDR 3,752,000	$227,882
6.88%, 03/15/36	IDR 3,722,000	226,631
8.88%, 11/15/31	IDR 4,476,000	303,379
		15,992,615
Malaysia — 4.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR 2,401	505,646
3.50%, 05/31/27	MYR 2,414	542,168
3.52%, 04/20/28	MYR 1,368	306,453
3.58%, 07/15/32	MYR 911	201,507
3.73%, 06/15/28	MYR 1,873	422,859
3.76%, 05/22/40	MYR 2,030	441,914
3.83%, 07/05/34	MYR 2,015	452,468
3.89%, 08/15/29	MYR 1,771	401,555
3.90%, 11/30/26	MYR 1,569	355,354
3.90%, 11/16/27	MYR 1,565	354,661
3.91%, 07/15/26	MYR 1,020	230,555
3.96%, 09/15/25	MYR 1,399	315,297
4.05%, 04/18/39	MYR 1,036	234,060
4.07%, 06/15/50	MYR 2,249	495,542
4.25%, 05/31/35	MYR 1,505	348,459
4.46%, 03/31/53	MYR 1,293	302,201
4.50%, 04/30/29	MYR 896	208,005
4.64%, 11/07/33	MYR 1,290	306,796
4.70%, 10/15/42	MYR 2,226	539,204
4.76%, 04/07/37	MYR 1,387	335,049
4.89%, 06/08/38	MYR 1,405	345,045
4.92%, 07/06/48	MYR 1,506	377,235
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR 1,876	420,022
3.45%, 07/15/36	MYR 1,879	402,783
3.47%, 10/15/30	MYR 2,558	565,916
3.60%, 07/31/28	MYR 1,400	314,406
3.73%, 03/31/26	MYR 1,766	398,028
3.99%, 10/15/25	MYR 1,352	304,826
4.07%, 09/30/26	MYR 2,471	560,827
4.12%, 11/30/34	MYR 1,521	348,835
4.13%, 07/09/29	MYR 1,596	365,166
4.19%, 10/07/32	MYR 1,797	413,417
4.25%, 09/30/30	MYR 1,990	458,626
4.26%, 07/26/27	MYR 1,043	238,384
4.29%, 08/14/43	MYR 2,324	536,061
4.37%, 10/31/28	MYR 2,129	490,496
4.42%, 09/30/41	MYR 1,452	340,522
4.47%, 09/15/39	MYR 2,433	575,034
4.66%, 03/31/38	MYR 833	200,223
		14,955,605
Mexico — 4.4%
Mexican Bonos
5.50%, 03/04/27	MXN 31,480	1,410,386
7.50%, 05/26/33	MXN 24,601	1,021,963
8.00%, 07/31/53	MXN 28,529	1,056,529
8.50%, 03/01/29	MXN 27,458	1,272,793
Series M, 5.75%, 03/05/26	MXN 25,261	1,174,851
Series M, 7.75%, 05/29/31	MXN 28,488	1,242,423
Series M, 7.75%, 11/23/34	MXN 23,508	970,877
Series M, 7.75%, 11/13/42	MXN 30,626	1,149,528
Series M, 8.00%, 11/07/47	MXN 22,444	845,677
Series M 20, 7.50%, 06/03/27	MXN 27,990	1,296,219
Series M 20, 8.50%, 05/31/29	MXN 26,485	1,224,082
Security	Par (000)	Value
Mexico (continued)
Series M 30, 8.50%, 11/18/38	MXN 14,890	$626,186
Series M 30, 10.00%, 11/20/36	MXN 6,990	336,106
Mexico Bonos
7.00%, 09/03/26	MXN 21,513	1,004,532
8.00%, 05/24/35	MXN 490	20,476
		14,652,628
Peru — 4.3%
Peru Government Bond
5.35%, 08/12/40	PEN 4,260	952,773
5.40%, 08/12/34	PEN 6,328	1,543,881
5.94%, 02/12/29	PEN 4,979	1,392,197
6.15%, 08/12/32	PEN 7,871	2,108,470
6.35%, 08/12/28	PEN 2,784	790,704
6.90%, 08/12/37	PEN 7,142	1,903,077
6.95%, 08/12/31	PEN 6,582	1,878,343
7.30%, 08/12/33(b)(c)	PEN 6,221	1,752,160
7.60%, 08/12/39(b)	PEN 5,889	1,645,206
8.20%, 08/12/26	PEN 1,612	457,609
		14,424,420
Poland — 4.4%
Republic of Poland Government Bond
0.00%, 10/25/25(a)	PLN 2,897	687,115
0.25%, 10/25/26	PLN 3,699	836,861
1.25%, 10/25/30	PLN 5,447	1,061,746
1.75%, 04/25/32	PLN 5,815	1,102,011
2.50%, 07/25/26	PLN 4,967	1,174,930
2.50%, 07/25/27	PLN 4,419	1,018,727
2.75%, 04/25/28	PLN 4,143	943,597
2.75%, 10/25/29	PLN 6,447	1,409,328
3.75%, 05/25/27	PLN 3,723	887,209
4.75%, 07/25/29	PLN 5,064	1,207,455
5.00%, 01/25/30	PLN 2,411	578,164
5.00%, 10/25/34	PLN 3,138	724,427
6.00%, 10/25/33	PLN 5,700	1,420,571
7.50%, 07/25/28	PLN 5,403	1,415,340
		14,467,481
Romania — 4.2%
Romania Government Bond
2.50%, 10/25/27	RON 2,490	459,820
3.25%, 06/24/26	RON 3,320	658,517
3.50%, 11/25/25	RON 2,115	429,630
3.65%, 09/24/31	RON 3,140	525,067
4.15%, 01/26/28	RON 3,425	656,096
4.15%, 10/24/30	RON 2,910	516,023
4.25%, 04/28/36	RON 2,340	366,468
4.75%, 10/11/34	RON 3,065	515,250
4.85%, 04/22/26	RON 3,250	661,552
4.85%, 07/25/29	RON 3,315	624,240
5.00%, 02/12/29	RON 2,870	549,850
5.80%, 07/26/27	RON 3,350	675,008
6.30%, 04/25/29	RON 2,650	529,746
6.70%, 02/25/32	RON 3,445	684,602
7.10%, 07/31/34	RON 2,120	424,475
7.20%, 10/28/26	RON 3,295	686,794
7.20%, 05/31/27	RON 3,295	685,279
7.20%, 10/30/33	RON 3,385	684,349
7.35%, 04/28/31	RON 3,360	694,812
7.90%, 02/24/38	RON 3,395	723,835
8.00%, 04/29/30	RON 3,145	669,413

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
8.25%, 09/29/32	RON 3,480	$754,616
8.75%, 10/30/28	RON 3,215	699,936
		13,875,378
Serbia — 4.2%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD 346,010	3,073,174
4.50%, 08/20/32	RSD 456,100	3,939,936
5.88%, 02/08/28	RSD 373,840	3,475,271
7.00%, 10/26/31	RSD 359,770	3,581,166
		14,069,547
South Africa — 4.2%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR 8,931	342,779
6.50%, 02/28/41	ZAR 9,406	332,660
7.00%, 02/28/31	ZAR 20,386	970,507
8.00%, 01/31/30	ZAR 32,135	1,648,151
8.25%, 03/31/32	ZAR 31,649	1,565,278
8.50%, 01/31/37	ZAR 30,783	1,392,453
8.75%, 01/31/44	ZAR 25,690	1,104,348
8.75%, 02/28/48	ZAR 40,391	1,720,644
8.88%, 02/28/35	ZAR 32,553	1,580,395
9.00%, 01/31/40	ZAR 27,262	1,234,455
10.50%, 12/21/26	ZAR 32,877	1,818,597
10.88%, 03/31/38	ZAR 455	24,270
11.63%, 03/31/53	ZAR 6,503	360,732
		14,095,269
Thailand — 4.5%
Thailand Government Bond
1.00%, 06/17/27	THB 26,768	774,384
1.59%, 12/17/35	THB 19,880	547,667
1.60%, 12/17/29	THB 18,814	544,503
1.60%, 06/17/35	THB 14,610	405,522
2.00%, 12/17/31	THB 26,459	775,581
2.00%, 06/17/42	THB 14,140	383,995
2.13%, 12/17/26	THB 22,958	680,798
2.25%, 03/17/27	THB 24,611	732,812
2.35%, 06/17/26	THB 20,731	616,851
2.40%, 11/17/27	THB 8,783	262,642
2.40%, 03/17/29	THB 22,447	673,710
2.50%, 11/17/29	THB 5,775	174,013
2.65%, 06/17/28	THB 25,043	755,640
2.80%, 06/17/34	THB 15,897	490,435
2.88%, 12/17/28	THB 18,582	567,034
2.88%, 06/17/46	THB 14,288	430,910
Security	Par (000)	Value
Thailand (continued)
3.30%, 06/17/38	THB 23,577	$761,815
3.35%, 06/17/33	THB 21,538	689,280
3.39%, 06/17/37	THB 24,956	816,230
3.40%, 06/17/36	THB 17,733	580,779
3.45%, 06/17/43	THB 25,374	835,779
3.65%, 06/20/31	THB 18,987	612,151
3.78%, 06/25/32	THB 22,687	742,557
3.85%, 12/12/25	THB 11,166	335,958
4.88%, 06/22/29	THB 21,885	723,651
		14,914,697
Turkey — 4.4%
Turkey Government Bond
10.50%, 08/11/27	TRY 36,333	669,872
10.60%, 02/11/26	TRY 14,634	326,838
11.00%, 02/24/27	TRY 10,205	199,526
11.70%, 11/13/30	TRY 28,813	480,738
12.40%, 03/08/28	TRY 45,734	875,090
12.60%, 10/01/25	TRY 61,179	1,484,775
16.90%, 09/02/26	TRY 29,378	656,124
Turkiye Government Bond
17.30%, 07/19/28	TRY 97,273	2,104,638
17.80%, 07/13/33	TRY 63,538	1,330,420
26.20%, 10/05/33	TRY 130,647	3,748,170
31.08%, 11/08/28	TRY 88,700	2,612,790
		14,488,981
Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU 247,823	5,306,974
8.50%, 03/15/28(c)	UYU 119,995	2,701,714
9.75%, 07/20/33	UYU 280,563	6,452,616
		14,461,304
Total Investments — 97.3% (Cost: $343,678,777)		322,536,840
Other Assets Less Liabilities — 2.7%		8,923,900
Net Assets — 100.0%		$331,460,740

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,530,000	$—	$(1,530,000)(b)	$—	$—	$—	—	$12,659	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$322,536,840	$—	$322,536,840

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand